Compensation of Key Management Personnel - Summary of the Remuneration of the Key Management Personnel (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Current employee benefits	[1]	$ 5,466	$ 6,153	$ 10,083
Pension costs		78	115	267
Share-based payments		4,351	4,917	16,842
Termination benefits		406	319	2,919
Remuneration of key management personnel		$ 10,301	$ 11,504	$ 30,111

[1]	Current employee benefits include salaries, bonuses, other employee benefits other than those listed in the table and director fees paid in cash.